Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP Prud ESP
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
The following are reconciliations of net assets available for benefits and notes receivable from participants per the financial statements to Form 5500:

	December 31,
	2025	2024

Net assets available for benefits per the financial statements	$11,113,991,305	$10,730,511,478
Deemed distributions of notes receivable from participants	(170,459)	(1,204,885)
Net assets per Form 5500	$11,113,820,846	$10,729,306,593

Notes receivable from participants per the financial statements	$25,254,130	$31,661,402
Deemed distributions of notes receivable from participants	(170,459)	(1,204,885)
Participant loans per Form 5500	$25,083,671	$30,456,517

The following is a reconciliation of the changes in net assets available for benefits per the financial statements to Form 5500:

	For the Year Ended December 31, 2025
	Per Financial Statements	Adjustment for Deemed Distributions	Total Per Form 5500

Benefits paid to participants	$1,239,506,266	$(1,034,426)	$1,238,471,840